Balances and Transactions with Related Parties (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Disclosure of transactions between related parties [line items]
Payables	₪ 302	$ 87	₪ 309